Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Schedule of Changes in Financial Liabilities

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Lease liabilities – Short term	1,247	1,261
Repayable BPI loan advances – Short term	535	689
PGE loans *	2,522	2,543
EIB loan – Short term	430	430
Total current financial liabilities	4,735	4,924
Lease liabilities – Long term	2,385	2,969
Repayable BPI loan advances – Long term	759	1,258
PGE loans *	307	1,547
EIB loan – Long term	43,054	40,204
Total non-current financial liabilities	46,505	45,978
Total financial liabilities	51,240	50,902
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	409	—	409	409
Trade receivables	1,837	—	1,837	1,837
Cash and cash equivalents	28,818	—	28,818	28,818
Total assets	31,064	—	31,064	31,064
Financial liabilities
Non-current financial liabilities	46,505	—	46,505	49,508
Current financial liabilities	4,735	—	4,735	4,753
Trade payables and other payables	11,639	—	11,639	11,639
Total liabilities	62,879	—	62,879	65,900
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406	—	406	406
Trade receivables	2,977	—	2,977	2,977
Cash and cash equivalents	49,737	—	49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978	—	45,978	48,443
Current financial liabilities	4,924	—	4,924	4,924
Trade payables and other payables	20,035	—	20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Schedule of Changes in Lease Liabilities
The table below shows the detail of changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes.

(in thousands of euros)	Lease Liabilities	Repayable BPI Loan Advances		PGE Loans		EIB Loan	Total
		Bpifrance advance	Curadigm Bpi advance	HSBC “PGE”	Bpifrance “PGE”
As of December 31, 2024	4,230	1,606	342	1,891	2,198	40,635	50,902
Principal received	—	—	—	—	—	—	—
Decrease in loans and conditional advances	—	(600)	(75)	(626)	(626)	—	(1,927)
Interest paid	(69)	—	—	(11)	(22)	(233)	(335)
Payment of lease liabilities	(568)	—	—	—	—	—	(568)
Cash flows used in financing activities	(637)	(600)	(75)	(638)	(648)	(233)	(2,831)
Indexation effect on current lease commitment	—	—	—	—	—	—	—
Impact of discounting and catch-up	—	3	8	(4)	(1)	(1,036)	(1,031)
Accumulated fixed interest expense accrual	38	10	—	11	21	742	822
Accumulated variable interest expense accrual	—	—	—	—	—	3,377	3,377
Non-cash from financing activities	38	13	8	7	19	3,083	3,169
As of June 30, 2025	3,632	1,019	275	1,260	1,569	43,484	51,240
Of which Current	1,247	438	97	1,260	1,262	430	4,735
Of which Non-Current	2,385	581	178	—	307	43,054	46,505

Schedule of Advances Loans and Lease Liabilities
The due dates for repayment of the financial liabilities at their nominal value and including fixed rate interests and future variable interest payments have been estimated based on the milestone and royalties forecasts at the reporting date are as follows:

	As of June 30, 2025
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	442	595	—	—	1,037
Curadigm interest-free Bpifrance advance	100	200	25	—	325
HSBC “PGE” (1)	1,266	—	—	—	1,266
Bpifrance “PGE” (1)	1,275	314	—	—	1,589
EIB fixed rate loan	467	22,027	44,891	30,366	97,751
Lease liabilities	1,282	1,707	866	—	3,855
Total	4,831	24,843	45,781	30,366	105,822
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026).

	As of December 31, 2024
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	800	837	—	—	1,637
Curadigm interest-free Bpifrance advance	100	200	75	—	375
HSBC “PGE” (1)	1,272	631	—	—	1,903
Bpifrance “PGE” (1)	1,289	948	—	—	2,237
EIB fixed rate loan	467	19,942	40,784	39,196	100,389
Lease liabilities	1,282	2,131	866	216	4,495
Total	5,210	24,689	41,725	39,412	111,036
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over five years with a deferral of 1 year (last reimbursement being in 2026).